Share based compensations (Details) - Schedule of fair value of options granted	12 Months Ended
Dec. 31, 2022 $ / shares
Share based compensations (Details) - Schedule of fair value of options granted [Line Items]
Dividend yield
Weighted average grant date fair value (in Dollars per share)	$ 1.07
Minimum [Member]
Share based compensations (Details) - Schedule of fair value of options granted [Line Items]
Risk-free interest rate	4.50%
Expected option term (years)	3 years 6 months
Expected share price volatility	36.10%
Maximum [Member]
Share based compensations (Details) - Schedule of fair value of options granted [Line Items]
Risk-free interest rate	1.60%
Expected option term (years)	6 years 6 months
Expected share price volatility	58.70%